MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Classified Marketable Securities

As of July 31, 2021 and 2020, the Company’s marketable securities were classified as follows:

	July 31, 2021				July 31, 2020
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Available-for-sale:
Mutual funds	$984,869	$619,972	$—	$1,604,841	$1,077,493	$297,064	$—	$1,374,557
Corporate equity
securities	1,355,961	940,291	—	2,296,252	1,553,275	823,010	5,937	2,370,348
	$2,340,830	$1,560,263	$—	$3,901,093	$2,630,768	$1,120,074	$5,937	$3,744,905

Schedule of Investment Income

Investment income for the years ended July 31, 2021 and 2020 consists of the following:

	2021	2020
Interest income	$850	$20,446
Dividend income	98,915	96,569
Gain on sale of marketable securities	73,783	28,546
Total	$173,548	$145,561